Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Jan. 28, 2023 USD ($)	Jan. 29, 2022 USD ($)	Jan. 30, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for non-PEO Named Executive Officers ($)(3)	Average Compensation Actually Paid to non-PEO Named Executive Officers ($)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (in millions) ($)(6)	Total Annual Sales (in millions) $(7)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)
2022	8,523,181	(529,993)	2,319,423	182,859	70	124	(211)	5,468
2021	9,042,187	3,694,088	2,503,369	1,371,128	158	150	178	6,151
2020	7,725,640	25,188,735	2,687,139	5,384,381	232	141	629	6,199

(1)
Bruce K. Thorn was our Chief Executive Officer in 2022, 2021 and 2020. The amounts shown reflect the amounts of total compensation reported for Mr. Thorn for each corresponding year in the “Total” column of the Summary Compensation Table.

(2)
The amounts shown reflect the amounts of “compensation actually paid” to Mr. Thorn as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Thorn during the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation reported for Mr. Thorn for each corresponding year in the “Total” column of the Summary Compensation Table:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO ($)
2022	8,523,181	(6,695,738)	(2,357,436)	(529,993)
2021	9,042,187	(5,499,958)	151,859	3,694,088
2020	7,725,640	(3,667,424)	21,130,519	25,188,735

(a)
The amounts shown reflect the amounts reported for Mr. Thorn in the “Stock Awards” column of the Summary Compensation Table for the corresponding year.

(b)
The amounts shown reflect the addition or subtraction, as applicable, of the following: (i) the fair value as of the end of the corresponding year of the equity awards that we granted to Mr. Thorn during such year that were unvested and outstanding as of the end of such year; (ii) the change (positive or negative) in the fair value as of the end of the corresponding year from the end of the prior year of any equity awards that we granted to Mr. Thorn in prior years that were unvested and outstanding as of the end of the corresponding year; and (iii) the change (positive or negative) in the fair value as of the vesting date from the end of the prior year of any equity awards that we granted to Mr. Thorn in prior years that vested during the corresponding year. The valuation assumptions used to calculate the fair values did not materially differ from those disclosed at the time of grant. The amounts added or subtracted in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Unvested and Outstanding Equity Awards ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2022	1,429,113	(3,019,266)	(767,283)	(2,357,436)
2021	2,972,615	(3,976,229)	1,155,473	151,859
2020	14,085,505	6,699,026	345,988	21,130,519
(3)
During 2022, our other named executive officers consisted of Jonathan E. Ramsden, Michael A. Schlonsky, Ronald A. Robins, Jr., Gene Eddie Burt and Jack A. Pestello. During 2021, our other named executive officers consisted of Mr. Ramsden, Mr. Pestello, Mr. Schlonsky and Mr. Robins. During 2020, our other named executive officers consisted of Mr. Ramsden, Mr. Schlonsky, Mr. Robins, Mr. Pestello and Lisa M. Bachmann. The amounts shown reflect the average of the amounts of total compensation reported for our other named executive officers for each corresponding year in the “Total” column of the Summary Compensation Table.

(4)
The amounts shown reflect the average amount of “compensation actually paid” to our other named executive officers as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the average of the actual amount of compensation earned by or paid to the other named executive officers during the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation reported for our other named executive officers for each corresponding year in the “Total” column of the Summary Compensation Table:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards for Non-PEO NEOs ($)(a)	Average Equity Award Adjustments for Non- PEO NEOs ($)(b)	Average Compensation Actually Paid to Non-PEO NEOs ($)(d)
2022	2,319,423	(1,375,333)	(761,231)	182,859
2021	2,503,369	(1,323,897)	191,656	1,371,128
2020	2,687,139	(1,163,824)	3,861,066	5,384,381

(a)
The amounts shown reflect the average of the amounts reported for our other named executive officers in the “Stock Awards” column of the Summary Compensation Table for the corresponding year.

(b)
The amounts shown reflect the addition or subtraction, as applicable, of the following: (i) the average fair value as of the end of the corresponding year of the equity awards that we granted to our other named executive officers during such year that were unvested and outstanding as of the end of such year; (ii) the average change (positive or negative) in the fair value as of the end of the corresponding year from the end of the prior year of any equity awards that we granted to our other named executive officers in prior years that were unvested and outstanding as of the end of the corresponding year; (iii) the average change (positive or negative) in the fair value as of the vesting date from the end of the prior year of any equity awards that we granted to our other named executive officers in prior years that vested during the corresponding year; and (iv) a deduction for the average fair value as of the end of the prior year of equity awards granted in prior years that fail to meet the applicable vesting conditions during the corresponding year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts added or subtracted in calculating the equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards ($)	Average Year over Year Change in Fair Value of Unvested and Outstanding Equity Awards ($)	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Equity Award Adjustments ($)
2022	230,486	(567,284)	(219,571)	(204,862)	(761,231)
2021	693,827	(856,597)	354,426	0	191,656
2020	2,724,653	1,477,646	(155,705)	(185,528)	3,861,066

(5)
The amounts shown reflect the weighted peer group total shareholder return, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Standard & Poor’s 500 Retailing Index, which is the same index that we use in our 2022 Form 10-K. The comparison assumes $100 was invested for the period starting February 1, 2020, through the end of the listed year in the Company and in the Standard & Poor’s 500 Retailing Index, respectively.
(6)
The amounts shown reflect the net income reported in the Company’s audited financial statements for the corresponding year.

(7)
Total annual sales represents the most important performance measure used by the Company to align the compensation actually paid to our named executive officers to Company performance for 2022. We may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Total Annual Sales
Named Executive Officers, Footnote [Text Block]
(1)
Bruce K. Thorn was our Chief Executive Officer in 2022, 2021 and 2020. The amounts shown reflect the amounts of total compensation reported for Mr. Thorn for each corresponding year in the “Total” column of the Summary Compensation Table.
(3)
During 2022, our other named executive officers consisted of Jonathan E. Ramsden, Michael A. Schlonsky, Ronald A. Robins, Jr., Gene Eddie Burt and Jack A. Pestello. During 2021, our other named executive officers consisted of Mr. Ramsden, Mr. Pestello, Mr. Schlonsky and Mr. Robins. During 2020, our other named executive officers consisted of Mr. Ramsden, Mr. Schlonsky, Mr. Robins, Mr. Pestello and Lisa M. Bachmann. The amounts shown reflect the average of the amounts of total compensation reported for our other named executive officers for each corresponding year in the “Total” column of the Summary Compensation Table.

Peer Group Issuers, Footnote [Text Block]
(5)
The amounts shown reflect the weighted peer group total shareholder return, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Standard & Poor’s 500 Retailing Index, which is the same index that we use in our 2022 Form 10-K. The comparison assumes $100 was invested for the period starting February 1, 2020, through the end of the listed year in the Company and in the Standard & Poor’s 500 Retailing Index, respectively.

PEO Total Compensation Amount	$ 8,523,181	$ 9,042,187	$ 7,725,640
PEO Actually Paid Compensation Amount	$ (529,993)	3,694,088	25,188,735
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The amounts shown reflect the amounts of “compensation actually paid” to Mr. Thorn as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Thorn during the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation reported for Mr. Thorn for each corresponding year in the “Total” column of the Summary Compensation Table:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO ($)
2022	8,523,181	(6,695,738)	(2,357,436)	(529,993)
2021	9,042,187	(5,499,958)	151,859	3,694,088
2020	7,725,640	(3,667,424)	21,130,519	25,188,735

(a)
The amounts shown reflect the amounts reported for Mr. Thorn in the “Stock Awards” column of the Summary Compensation Table for the corresponding year.

(b)
The amounts shown reflect the addition or subtraction, as applicable, of the following: (i) the fair value as of the end of the corresponding year of the equity awards that we granted to Mr. Thorn during such year that were unvested and outstanding as of the end of such year; (ii) the change (positive or negative) in the fair value as of the end of the corresponding year from the end of the prior year of any equity awards that we granted to Mr. Thorn in prior years that were unvested and outstanding as of the end of the corresponding year; and (iii) the change (positive or negative) in the fair value as of the vesting date from the end of the prior year of any equity awards that we granted to Mr. Thorn in prior years that vested during the corresponding year. The valuation assumptions used to calculate the fair values did not materially differ from those disclosed at the time of grant. The amounts added or subtracted in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Unvested and Outstanding Equity Awards ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2022	1,429,113	(3,019,266)	(767,283)	(2,357,436)
2021	2,972,615	(3,976,229)	1,155,473	151,859
2020	14,085,505	6,699,026	345,988	21,130,519

Non-PEO NEO Average Total Compensation Amount	$ 2,319,423	2,503,369	2,687,139
Non-PEO NEO Average Compensation Actually Paid Amount	$ 182,859	1,371,128	5,384,381
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The amounts shown reflect the average amount of “compensation actually paid” to our other named executive officers as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the average of the actual amount of compensation earned by or paid to the other named executive officers during the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation reported for our other named executive officers for each corresponding year in the “Total” column of the Summary Compensation Table:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards for Non-PEO NEOs ($)(a)	Average Equity Award Adjustments for Non- PEO NEOs ($)(b)	Average Compensation Actually Paid to Non-PEO NEOs ($)(d)
2022	2,319,423	(1,375,333)	(761,231)	182,859
2021	2,503,369	(1,323,897)	191,656	1,371,128
2020	2,687,139	(1,163,824)	3,861,066	5,384,381

(a)
The amounts shown reflect the average of the amounts reported for our other named executive officers in the “Stock Awards” column of the Summary Compensation Table for the corresponding year.

(b)
The amounts shown reflect the addition or subtraction, as applicable, of the following: (i) the average fair value as of the end of the corresponding year of the equity awards that we granted to our other named executive officers during such year that were unvested and outstanding as of the end of such year; (ii) the average change (positive or negative) in the fair value as of the end of the corresponding year from the end of the prior year of any equity awards that we granted to our other named executive officers in prior years that were unvested and outstanding as of the end of the corresponding year; (iii) the average change (positive or negative) in the fair value as of the vesting date from the end of the prior year of any equity awards that we granted to our other named executive officers in prior years that vested during the corresponding year; and (iv) a deduction for the average fair value as of the end of the prior year of equity awards granted in prior years that fail to meet the applicable vesting conditions during the corresponding year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts added or subtracted in calculating the equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards ($)	Average Year over Year Change in Fair Value of Unvested and Outstanding Equity Awards ($)	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Equity Award Adjustments ($)
2022	230,486	(567,284)	(219,571)	(204,862)	(761,231)
2021	693,827	(856,597)	354,426	0	191,656
2020	2,724,653	1,477,646	(155,705)	(185,528)	3,861,066

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship of Compensation Actually Paid and Cumulative Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our Chief Executive Officer, the average Compensation Actually Paid to our other named executive officers, and the Company’s cumulative total shareholder return over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship of Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our Chief Executive Officer, the average Compensation Actually Paid to our other named executive officers, and our net income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship of Compensation Actually Paid and Total Annual Sales
The following chart sets forth the relationship between Compensation Actually Paid to our Chief Executive Officer, the average Compensation Actually Paid to our other named executive officers, and our total annual sales during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
Comparison of Cumulative Total Shareholder Return of the Company and Cumulative Total Shareholder Return of the Peer Group
The following chart compares our cumulative total shareholder return over the three most recently completed fiscal years to the cumulative total shareholder return of the Standard & Poor’s 500 Retailing Index over the same period.

Tabular List [Table Text Block]
Financial Performance Measures
Pay-for-performance is the fundamental objective of our executive compensation philosophy. As a result, the Compensation Committee believes that a majority of each named executive officer’s total compensation should be at risk or variable based on our performance and/or stock price (i.e., performance-based). The Compensation Committee selects the metrics used for both our short-term and long-term incentive awards because it believes they (1) effectively motivate our executives to achieve performance objectives that directly relate to our operating, financial and strategic goals and create long-term shareholder value and (2) align the interests of our executives with the interests of our shareholders. The financial performance measures used by the Company for 2022 to align the compensation actually paid to the Company’s named executive officers to Company performance are as follows:
• Adjusted Operating Profit	• Total Annual Sales
• Adjusted Earnings Per Share — Diluted	• Adjusted Return on Invested Capital
• Relative Total Shareholder Return

Total Shareholder Return Amount	$ 70	158	232
Peer Group Total Shareholder Return Amount	124	150	141
Net Income (Loss)	$ (211,000,000)	$ 178,000,000	$ 629,000,000
Company Selected Measure Amount	5,468	6,151	6,199
PEO Name	Bruce K. Thorn
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Profit
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Total Annual Sales
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Earnings Per Share — Diluted
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Return on Invested Capital
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
PEO [Member] | Reported Value Of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,695,738)	$ (5,499,958)	$ (3,667,424)
PEO [Member] | Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,357,436)	151,859	21,130,519
PEO [Member] | Year End Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,429,113	2,972,615	14,085,505
PEO [Member] | Year Over Year Change In Fair Value Of Unvested And Outstanding Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,019,266)	(3,976,229)	6,699,026
PEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(767,283)	1,155,473	345,988
Non-PEO NEO [Member] | Reported Value Of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,375,333)	(1,323,897)	(1,163,824)
Non-PEO NEO [Member] | Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(761,231)	191,656	3,861,066
Non-PEO NEO [Member] | Year End Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	230,486	693,827	2,724,653
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Unvested And Outstanding Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(567,284)	(856,597)	1,477,646
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(219,571)	354,426	(155,705)
Non-PEO NEO [Member] | Average Fair Value At The End Of Prior Year Of Equity Awards Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (204,862)	$ 0	$ (185,528)